UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

FORM N-Q

MARCH 31, 2012

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited)	March 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 86.2%
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 1.1%
Johnson Controls Inc.	1,472,680	$47,832,646

Media - 3.2%
Comcast Corp., Special Class A Shares	2,500,000	73,775,000
Time Warner Inc.	1,643,600	62,045,900

Total Media		135,820,900

Multiline Retail - 0.8%
Target Corp.	540,540	31,497,266

Specialty Retail - 2.5%
Home Depot Inc.	1,250,000	62,887,500
Staples Inc.	2,532,230	40,971,482

Total Specialty Retail		103,858,982

TOTAL CONSUMER DISCRETIONARY		319,009,794

CONSUMER STAPLES - 11.4%
Beverages - 2.2%
Anheuser-Busch InBev NV, ADR	1,275,000	92,718,000

Food & Staples Retailing - 2.1%
FHC Delaware Inc.	28,868	0	*(a)(b)(c)
Wal-Mart Stores Inc.	1,459,560	89,325,072

Total Food & Staples Retailing		89,325,072

Food Products - 2.4%
H.J. Heinz Co.	1,875,000	100,406,250

Household Products - 4.7%
Kimberly-Clark Corp.	1,081,000	79,875,090
Procter & Gamble Co.	1,730,000	116,273,300

Total Household Products		196,148,390

TOTAL CONSUMER STAPLES		478,597,712

ENERGY - 8.8%
Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	833,079	89,339,392
ConocoPhillips	286,530	21,779,145
Devon Energy Corp.	575,000	40,894,000
Exxon Mobil Corp.	1,552,109	134,614,414
Spectra Energy Corp.	2,600,000	82,030,000

TOTAL ENERGY		368,656,951

FINANCIALS - 12.1%
Capital Markets - 1.4%
BlackRock Inc.	283,220	58,031,778

Commercial Banks - 1.0%
Wells Fargo & Co.	1,220,000	41,650,800

Diversified Financial Services - 2.4%
Citigroup Inc.	500,000	18,275,000
JPMorgan Chase & Co.	1,819,997	83,683,462

Total Diversified Financial Services		101,958,462

Insurance - 3.5%
Berkshire Hathaway Inc., Class B Shares	767,140	62,253,411	*
Travelers Cos. Inc.	1,392,590	82,441,328

Total Insurance		144,694,739

Real Estate Investment Trusts (REITs) - 1.5%
Annaly Capital Management Inc.	2,159,440	34,162,341
Chimera Investment Corp.	7,000,000	19,810,000

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 1.5% (continued)
Westfield Group	1,200,000	$10,975,864

Total Real Estate Investment Trusts (REITs)		64,948,205

Thrifts & Mortgage Finance - 2.3%
First Niagara Financial Group Inc.	3,924,540	38,617,473
New York Community Bancorp Inc.	1,198,960	16,677,534
People’s United Financial Inc.	3,000,000	39,720,000

Total Thrifts & Mortgage Finance		95,015,007

TOTAL FINANCIALS		506,298,991

HEALTH CARE - 5.6%
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	2,742,160	92,547,900
Johnson & Johnson	1,261,237	83,191,192
Pfizer Inc.	2,562,260	58,060,812

TOTAL HEALTH CARE		233,799,904

INDUSTRIALS - 11.4%
Aerospace & Defense - 2.4%
Honeywell International Inc.	687,812	41,990,922
Lockheed Martin Corp.	184,850	16,610,621
Raytheon Co.	791,620	41,781,704

Total Aerospace & Defense		100,383,247

Air Freight & Logistics - 2.1%
United Parcel Service Inc., Class B Shares	1,065,000	85,966,800

Commercial Services & Supplies - 2.4%
Waste Management Inc.	2,847,190	99,537,762

Industrial Conglomerates - 3.2%
3M Co.	654,300	58,370,103
General Electric Co.	3,759,170	75,446,542

Total Industrial Conglomerates		133,816,645

Machinery - 1.3%
Deere & Co.	306,760	24,816,884
Eaton Corp.	625,000	31,143,750

Total Machinery		55,960,634

TOTAL INDUSTRIALS		475,665,088

INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 1.0%
QUALCOMM Inc.	637,460	43,360,029

Computers & Peripherals - 3.1%
Apple Inc.	212,400	127,327,428	*

IT Services - 2.4%
Automatic Data Processing Inc.	976,240	53,878,686
Paychex Inc.	1,500,000	46,485,000

Total IT Services		100,363,686

Office Electronics - 1.0%
Xerox Corp.	5,400,000	43,632,000

Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp., Class A Shares	551,390	21,669,627	*
Intel Corp.	1,724,620	48,479,068
Texas Instruments Inc.	600,000	20,166,000

Total Semiconductors & Semiconductor Equipment		90,314,695

Software - 3.2%
Microsoft Corp.	4,105,000	132,386,250

TOTAL INFORMATION TECHNOLOGY		537,384,088

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY		SHARES	VALUE
MATERIALS - 4.2%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.		930,000	$49,197,000
PPG Industries Inc.		451,240	43,228,792

Total Chemicals			92,425,792

Metals & Mining - 0.8%
BHP Billiton PLC, ADR		520,000	31,917,600

Paper & Forest Products - 1.2%
International Paper Co.		1,475,720	51,797,772

TOTAL MATERIALS			176,141,164

TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.4%
AT&T Inc.		2,688,830	83,972,161
Verizon Communications Inc.		2,100,000	80,283,000
Windstream Corp.		1,425,900	16,697,289

Total Diversified Telecommunication Services			180,952,450

Wireless Telecommunication Services - 0.8%
Vodafone Group PLC, ADR		1,243,286	34,401,723

TOTAL TELECOMMUNICATION SERVICES			215,354,173

UTILITIES - 7.0%
Electric Utilities - 2.1%
American Electric Power Co. Inc.		1,500,000	57,870,000
NextEra Energy Inc.		517,820	31,628,446

Total Electric Utilities			89,498,446

Gas Utilities - 1.6%
UGI Corp.		2,400,000	65,400,000

Multi-Utilities - 3.3%
CenterPoint Energy Inc.		1,650,000	32,538,000
National Grid PLC		8,600,000	86,729,740
Wisconsin Energy Corp.		580,000	20,404,400

Total Multi-Utilities			139,672,140

TOTAL UTILITIES			294,570,586

TOTAL COMMON STOCKS (Cost - $3,387,954,653)			3,605,478,451

	RATE
CONVERTIBLE PREFERRED STOCKS - 3.5%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
General Motors Co.	4.750%	520,000	21,762,000

FINANCIALS - 2.0%
Commercial Banks - 0.5%
Wells Fargo & Co.	7.500%	20,000	22,334,000

Insurance - 1.5%
Metlife Inc.	5.000%	853,430	60,354,570

TOTAL FINANCIALS			82,688,570

UTILITIES - 1.0%
Electric Utilities - 1.0%
NextEra Energy Inc.	7.000%	750,000	40,350,000

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $153,042,482)			144,800,570

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY			SHARES	VALUE
MASTER LIMITED PARTNERSHIPS - 1.8%
Global Infrastructure - 1.8%
Brookfield Infrastructure Partners LP (Cost - $57,158,537)			2,352,640	$74,343,424

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%
Finance America Net Interest Margin Trust, 2004-1 A	5.250%	6/27/34	$73,417	$1	(b)(d)(e)
Sail Net Interest Margin Notes, 2003-BC2A A	7.750%	4/27/33	141,210	2	(b)(d)(e)
Sail Net Interest Margin Notes, 2004-2A A	5.500%	3/27/34	35,690	0	(b)(c)(d)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $250,102)				3

CONVERTIBLE BONDS & NOTES - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
VeriSign Inc., Junior Subordinated Notes (Cost - $9,934,918)	3.250%	8/15/37	8,097,000	10,384,402

CORPORATE BONDS & NOTES - 0.7%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
PPL Capital Funding Inc., Junior Subordinated Notes	6.700%	3/30/67	12,800,000	12,813,389	(f)

UTILITIES - 0.4%
Electric Utilities - 0.4%
NextEra Energy Capital Holding Inc., Junior Subordinated Notes	6.350%	10/1/66	18,000,000	18,377,784	(f)

TOTAL CORPORATE BONDS & NOTES (Cost - $30,568,441)				31,191,173

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,638,909,133)				3,866,198,023

SHORT-TERM INVESTMENTS - 7.5%
Repurchase Agreements - 7.5%
Interest in $625,000,000 joint tri-party repurchase agreement dated 3/30/12 with RBS Securities Inc.; Proceeds at maturity - $220,785,288; (Fully collateralized by various U.S. government agency obligations, 0.170% to 7.125% due 4/20/12 to 1/15/30; Market value - $225,199,865)	0.070%	4/2/12	220,784,000	220,784,000
Interest in $92,341,000 joint tri-party repurchase agreement dated 3/30/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $92,326,769 (Fully collateralized by U.S. government agency obligations, 2.000% due 8/18/15; Market value - $94,173,078)	0.100%	4/2/12	92,326,000	92,326,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $313,110,000)				313,110,000

TOTAL INVESTMENTS - 99.9% (Cost - $3,952,019,133#)				4,179,308,023
Other Assets in Excess of Liabilities - 0.1%				4,174,781

TOTAL NET ASSETS - 100.0%				$4,183,482,804

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Value is less than $1.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	The coupon payment on these securities is currently in default as of March 31, 2012.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Equity Income Builder Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Common stocks	$3,605,478,451	—	$0	*	$3,605,478,451
Convertible preferred stocks	144,800,570	—	—		144,800,570
Master limited partnerships	74,343,424	—	—		74,343,424
Asset-backed securities	—	$3	—		3
Convertible bonds & notes	—	10,384,402	—		10,384,402
Corporate bonds & notes	—	31,191,173	—		31,191,173

Total long-term investments	$3,824,622,445	$41,575,578	$0	*	$3,866,198,023

Short-term investments†	—	313,110,000	—		313,110,000

Total investments	$3,824,622,445	$354,685,578	$0	*	$4,179,308,023

†	See Schedule of Investments for additional detailed categorizations.
*	Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS
Balance as of December 31, 2011	$0	*
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	290
Purchases	—
Sales	(290)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2012	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2012(1)	$290

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Value is less than $1.
(1)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$318,568,745
Gross unrealized depreciation	(91,279,855)

Net unrealized appreciation	$227,288,890

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 29, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 29, 2012